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May 4, 2001

Zandra Y. Bailes, Esquire
Office of Insurance Products
Division of Investment Management
U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  T. Rowe Price Equity Series, Inc.
     consisting of seven separate portfolios:
        T. Rowe Price Blue Chip Growth Portfolio
        T. Rowe Price Equity Income Portfolio
        T. Rowe Price Equity Index 500 Portfolio
        T. Rowe Price Health Sciences Portfolio
        T. Rowe Price Mid-Cap Growth Portfolio
        T. Rowe Price New America Growth Portfolio
        T. Rowe Price Personal Strategy Balanced Portfolio
     File Nos.: 033-52161/811-07143

Dear Ms. Bailes:

This letter will serve as our filing under Rule 497(j) of the Securities Act of 1933. In accordance therewith, there have been no changes to the Funds' Prospectuses and Statements of Additional Information that were filed under Rule 485(b) as part of Post-Effective Amendment No. 16 on May 1, 2001.

The Prospectuses and Statements of Additional Information went effective on May 1, 2001.

Sincerely,
/s/Forrest R. Foss
Forrest R. Foss